RELATED PARTY TRANSACTIONS	3 Months Ended
Sep. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8. RELATED PARTY TRANSACTIONS

From time to time, the Company’s CEO paid expenses on behalf of the Company. As of September 30, 2025, and June 30, 2025, the Company owed $0 in advances to the Company’s CEO. These advances were repaid in full by the Company in August 2024. The Company’s President is a family member of the CEO and receives an annual salary of $175,000.

In May 2022, Collapsible Revolution, LLC entered into a consulting agreement with an advisor for consulting services related to public market listing of the Company. The Company paid $20,000 in cash to the consultant and agreed to pay an additional $20,000 upon filing of a prospectus, $25,000 upon effectiveness of such prospectus, and $25,000 upon public listing of the Company’s shares of common stock. The Company also agreed to issue 10% of the outstanding common shares of the Company to the consultant. The consultant formed GenFlat, Inc. in July 2022, and was its sole officer and Director until the closing of a reverse merger. The consultant held 1,000,000 shares of common stock of the Company that were issued at par value upon formation of GenFlat. At the time of the reverse merger, the consultant resigned as a Director and Officer, and amended the consulting agreement to remove the equity consideration described above. The consultant was paid $70,000 as a transaction fee as a result of the Share Exchange between GenFlat and the Company. This consultant was also a shareholder of the Company, and the holder of the Senior Secured Line of Credit.

The Company maintains an operating lease for its office space. The lease has a remaining term of 15 months. On January 3, 2025, the Company extended the operating lease for its office space to expire on January 31, 2026, and agreed to pay $1,320 on a monthly basis. The Company determines if an arrangement is a lease at inception. As the rate implicit in each lease is not readily determinable, the Company uses its incremental borrowing rate based on information available at commencement to determine the present value of the lease payments. Right-of-use assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. Leases with an initial term of 12 months or less (“short-term leases”) are not recorded on the balance sheet and are recognized on a straight-line basis over the lease term. See Note 5.

No member of management has benefited from the transactions with related parties.

On July 22, 2025, the Company entered into a promissory note agreement with a significant shareholder for total principal of $100,000. The Company will pay 9% per annum, until the total principal is paid in full. The note matures on April 18, 2026 and has no default interest rate. During the period ended September 30, 2025, the Company repaid a total of $0 on the promissory note agreement. Accrued interest on the note was $1,726 as of September 30, 2025. As of September 30, 2025, the balance owed on the note was $100,000.

On September 2, 2025, the Company entered into a promissory note agreement with the Company’s CEO for total principal of $75,000. The Company will pay 2.5% per annum, until the total principal is paid in full. The note matures on November 2, 2027 and has no default interest rate. During the period ended September 30, 2025, the Company repaid a total of $0 on the promissory note agreement. Accrued interest, including imputed interest, on the note was $460 as of September 30, 2025. As of September 30, 2025, the balance owed on the note was $75,000.

On September 15, 2025, the Company entered into a promissory note agreement with the Company’s CEO for total principal of $35,000. The Company will pay 2.5% per annum, until the total principal is paid in full. The note matures on November 15, 2027 and has no default interest rate. During the period ended September 30, 2025, the Company repaid a total of $0 on the promissory note agreement. Accrued interest, including imputed interest, on the note was $115 as of September 30, 2025. As of September 30, 2025, the balance owed on the note was $35,000.